AETNA SERIES FUND, INC.
                                 CLASSES A, B, C
                                      AND I

THE INFORMATION IN THIS SUPPLEMENT FOR AETNA SERIES FUND, INC. AMENDS THE INFORMATION CONTAINED IN THE CLASS A, CLASS B AND CLASS C PROSPECTUS AND THE CLASS I PROSPECTUS, EACH DATED MARCH 1, 1999. THIS SUPPLEMENT SHOULD BE READ WITH EACH PROSPECTUS AND THE PREVIOUSLY ISSUED CLASS A, B, C AND I SUPPLEMENT, DATED AUGUST 1, 1999.


EFFECTIVE NOVEMBER 1, 1999, Aeltus Investment Management, Inc. has agreed to waive a portion of its investment advisory fee and/or its administrative services fee and/or reimburse a portion of the other expenses to ensure that the total net operating expenses for Aetna Ascent Fund, Aetna Crossroads Fund and Aetna Legacy Fund do not exceed the following amounts:


                                    Class A                  Class B                  Class C                 Class I
                                    -------                  -------                  -------                 -------
Aetna Ascent Fund                    1.25%                    2.00%                    2.00%                   1.00%
Aetna Crossroads Fund                1.20%                    1.95%                    1.95%                   0.95%
Aetna Legacy Fund                    1.15%                    1.90%                    1.90%                   0.90%


EFFECTIVE MARCH 1, 2000, the following replaces the chart in the section entitled "The Funds' Investments" on page 22 of the Class A, Class B and Class C Prospectus and on page 24 of the Class I Prospectus:


                                        ASCENT            CROSSROADS              LEGACY
ASSET CLASS                               VP                VP(1)                  VP(2)        COMPARATIVE INDEX
----------------------------------------------------------------------------------------------------------------------------
Equities
LARGE CAPITALIZATION STOCKS
Range                                   0 - 70%             0 - 50%               0 - 30%       S&P 500 Index
Benchmark                               35%                 25%                   15%

SMALL-/MID-CAPITALIZATION STOCKS
Range                                   0 - 40%             0 - 30%               0 - 20%       Russell 2500 Index
Benchmarks                              20%                 15%                   10%

INTERNATIONAL STOCKS                                                                            Morgan Stanley Capital
Range                                   0 - 40%             0 - 30%               0 - 20%       International Europe,
Benchmark                               20%                 15%                   10%           Australia and Far East Index

REAL ESTATE STOCKS                                                                              National Association of
Range                                   0 - 10%             0 - 10%               0 - 10%       Real Estate Investment
Benchmark                               5%                  5%                    5%            Trusts Equity Index

Fixed Income
U.S. DOLLAR BONDS
Range                                   0 - 30%             0 - 60%               0 - 90%       Salomon Brothers Broad
Benchmarks                              15%                 30%                   45%           Investment Grade Index

INTERNATIONAL BONDS
Range                                   0 - 10%             0 - 10%               0 - 10%       Salomon Brothers Non-U.S.
Benchmarks                              5%                  5%                    5%            World Government Bond Index

Money Market Instruments
Range                                   0 - 30%             0 - 30%               0 - 30%       91-Day U.S. Treasury
Benchmarks                              0%                  5%                    10%           Bill Rate


(1) Crossroads will invest no more than 60% of its assets in any combination of the following asset classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

(2) Legacy will invest no more than 35% of its assets in any combination of the following asset classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.



P145                                                               November 1999